Schedule of components of income tax expense (benefit) (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax credit
Current tax credited to the income statement	£ (646)	£ (1,144)	£ (1,782)
Taxation payable in respect of foreign subsidiary		(21)
Adjustment in respect of prior year		158	3
Total current tax credit	(646)	(1,281)	(1,785)
Deferred tax credit
Reversal of temporary differences
Total tax credit	£ 646	£ 1,281	£ 1,785